Related party transactions - Capital Transaction (Details) - Significant Shareholder - Carlyle Group	Feb. 28, 2017 person
Related Party Transaction [Line Items]
Voting interest owned by related party	14.00%
Right to designate as members of the board of directors, number of persons	2